Summary of significant accounting policies - Estimated useful lives of property, equipment and software, net (Details)	12 Months Ended
Dec. 31, 2021
Building
Estimated useful lives
Estimated useful lives	24 years
Office furniture and equipment | Minimum
Estimated useful lives
Estimated useful lives	3 years
Office furniture and equipment | Maximum
Estimated useful lives
Estimated useful lives	5 years
Computer and electronic equipment | Minimum
Estimated useful lives
Estimated useful lives	3 years
Computer and electronic equipment | Maximum
Estimated useful lives
Estimated useful lives	5 years
Software
Estimated useful lives
Estimated useful lives	5 years
Leasehold improvements
Estimated useful lives
Estimated useful lives	Over the shorter of lease term or the estimated useful lives of the assets
Vehicle
Estimated useful lives
Estimated useful lives	10 years